Commitments, contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, £ in Billions			1 Months Ended
	Apr. 05, 2019 EUR (€)	Dec. 31, 2013 EUR (€) director claim	Aug. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)
Contingent liabilities and legal proceedings - Conti
Value of claim | £				£ 1
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner			€ 500.0
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner		€ 285.5
Amount of compensation sought by petitioner from directors		€ 1,000.0
Number of former directors in allegations | director		2
Number of claims filed | claim		3
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece | Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner	€ 330.0